Taxes On Income (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total profit (loss) before income tax expense	$ 748	$ 1,846	$ (1,816)
Israel [Member]
Total profit (loss) before income tax expense	495	1,867	(1,460)
Foreign Jurisdictions [Member]
Total profit (loss) before income tax expense	$ 253	$ (21)	$ (356)